Share-based Compensation	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Share-based Compensation
11.	Share-based Compensation

On July 29, 2011, the Company adopted the 2011 Equity Incentive Plan (the “2011 Plan") under which the Company is authorized to grant up to a total of 4,500,000 shares of common stock. Further, the 2011 Plan authorizes the Board of Directors to grant options, restricted stock awards, performance stock awards and stock appreciation rights as compensation for services to the Company.

On April 27, 2012 the Company granted performance equity compensation awards to certain officers, directors and consultants (the “Performance Equity Recipients”). The Company is to issue 600,000 shares to Performance Equity Recipients on the basis of 600,000 shares for each 250,000 cases of any of the Company’s products sold to a maximum of 2,400,000 shares to be issued once 1,000,000 cases are sold. As at September 30, 2012 the Performance Equity Recipients have earned 485,000 shares. The Company has recorded this future share issuance commitment at $0.52 per share being the fair value of the shares on September 30, 2012. The Company recorded $72,386 ($252,386 YTD) as share-based compensation for the quarter ended September 30, 2012.

On April 27, 2012 the Company granted stock options under the 2011 Plan to certain officers, directors, employees and consultants to purchase 3,100,000 common shares at $0.50 per common share on or before April 30, 2017. A total of 25% vests immediately with a further 25% vesting on each of October 31, 2012, April 30, 2013 and October 31, 2013. During the quarter ended September 30, 2012, the Company recorded share-based compensation of $272,919 ($749,998 YTD).

The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair values of stock options granted and vested during the nine months ended September 30, 2012 and 2011 were $0.37 and $nil per share, respectively.

The weighted average assumptions used for each of the nine months ended September 30, are as follows:

	2012	2011
Expected dividend yield	0%	–
Risk-free interest rate	0.26%	–
Expected volatility	104%	–
Expected option life (in years)	5.00	–

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2011	–	–	–	–

Granted	3,100,000	0.50

Outstanding, September 30, 2012	3,100,000	0.50	4.84	279,000

Exercisable, September 30, 2012	775,000	0.50	4.84	69,750

A summary of the status of the Company’s non-vested stock options outstanding as of December 31, 2011, and changes during the nine months ended September 30, 2012 is presented below:

Non-vested stock options	Number of Options	Weighted Average Grant Date Fair Value
		$
Non-vested at December 31, 2011	–	–

Granted	3,100,000	0.37
Vested	(775,000)	0.37

Non-vested at September 30, 2012	2,325,000	0.37

As at September 30, 2012, there was $438,300 of unrecognized compensation cost related to non-vested stock option agreements expected to be recognized over a weighted average period of 1.33 years.